Exit cost obligations (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and related costs

	Expense recognised by year				Amounts paid by year		Exit cost liability
	Year ended 31 December 2016	Year ended 31 December 2015	Costs to be recognised in the future	Total exit costs expected to be incurred	Year ended 31 December 2016	Year ended 31 December 2015	As at 31 December 2016	As at 31 December 2015
Staff redundancy expenses	2,810	634	116	3,560	3,329	—	115	634
Professional services	2,284	1,549	219	4,052	3,763	—	70	1,549
Lease termination expenses	—	—	1,513	1,513	—	—	—	—
Other expenses	1,172	—	924	2,096	1,172	—	—	—
Total	6,266	2,183	2,772	11,221	8,264	—	185	2,183